INCOME TAXES (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Income Taxes Details Narrative
Combined statutory tax rate	26.00%	26.00%	26.00%
Non-capital tax losses carried forward	$ 10,153,000
Non-capital losses expiry date range	2025 and 2038